Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities recognized on balance sheet
Amounts due to banks	$ 71,700	$ 11,700
Payables from securities financing transactions	14,800	4,400
Cash collateral payables on derivative instruments	41,600	36,400
Customer deposits	800,400	526,900
Debt issued measured at amortized cost	279,300	133,400
Other financial liabilities measured at amortized cost	17,400	8,500
of which: lease liabilities	6,500	3,800
Total financial liabilities measured at amortized cost	1,225,200	721,200
Financial liabilities at fair value held for trading	34,159	29,515
Derivative financial instruments	192,181	154,906
Brokerage payables designated at fair value	42,500	45,100
Debt issued designated at fair value	149,800	83,400
Other financial liabilities designated at fair value	29,700	30,600
Total financial liabilities measured at fair value through profit or loss	448,300	343,500
Total financial liabilities	1,673,500	1,064,700
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	91,600	40,000
Guarantees	46,300	22,400
Forward starting reverse repurchase and securities borrowing agreements	18,400	3,800
Irrevocable committed prolongation of existing loans	4,600	4,700
Total	161,000	70,900
Trading portfolio liabilities contractually due within one month	32,300	27,800
Trading portfolio liabilities contractually due between one month and one year	1,800	1,700
Trading portfolio liabilities contractually due between 1 and 5 years	0	0
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	1,195	46
Notional amounts of derivatives	100,100	34,400
of which: Credit Suisse
Financial liabilities recognized on balance sheet
Derivative financial instruments	53,500
Total financial liabilities	474,100
Guarantees, commitments and forward starting transactions
Total	70,100
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks	60,200	6,300
Payables from securities financing transactions	5,000	3,300
Cash collateral payables on derivative instruments	41,600	36,400
Customer deposits	619,500	463,100
Debt issued measured at amortized cost	10,700	6,800
Other financial liabilities measured at amortized cost	7,700	4,700
of which: lease liabilities	100	100
Total financial liabilities measured at amortized cost	744,700	520,700
Financial liabilities at fair value held for trading	34,200	29,500
Derivative financial instruments	192,200	154,900
Brokerage payables designated at fair value	42,500	45,100
Debt issued designated at fair value	17,100	9,400
Other financial liabilities designated at fair value	22,200	27,100
Total financial liabilities measured at fair value through profit or loss	308,200	266,000
Total financial liabilities	1,052,900	786,800
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	90,700	39,300
Guarantees	46,300	22,400
Forward starting reverse repurchase and securities borrowing agreements	18,400	3,800
Irrevocable committed prolongation of existing loans	2,500	4,700
Total	157,900	70,100
Due within 1 month | of which: Credit Suisse
Financial liabilities recognized on balance sheet
Total financial liabilities	315,900
Guarantees, commitments and forward starting transactions
Total	70,100
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks	2,700	2,600
Payables from securities financing transactions	3,200	300
Customer deposits	77,600	28,500
Debt issued measured at amortized cost	16,400	9,400
Other financial liabilities measured at amortized cost	200	100
of which: lease liabilities	100	100
Total financial liabilities measured at amortized cost	100,200	40,900
Debt issued designated at fair value	14,300	12,400
Other financial liabilities designated at fair value	200	1,400
Total financial liabilities measured at fair value through profit or loss	14,600	13,800
Total financial liabilities	114,800	54,700
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	500	300
Irrevocable committed prolongation of existing loans	800
Total	1,400	300
Due between 1 and 3 months | of which: Credit Suisse
Financial liabilities recognized on balance sheet
Total financial liabilities	33,900
Guarantees, commitments and forward starting transactions
Total	0
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks	4,200	1,900
Payables from securities financing transactions	3,700	400
Customer deposits	75,400	24,500
Debt issued measured at amortized cost	38,800	24,800
Other financial liabilities measured at amortized cost	900	500
of which: lease liabilities	800	500
Total financial liabilities measured at amortized cost	123,100	52,100
Debt issued designated at fair value	30,100	16,100
Other financial liabilities designated at fair value	1,200	400
Total financial liabilities measured at fair value through profit or loss	31,300	16,400
Total financial liabilities	154,300	68,600
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	400	400
Irrevocable committed prolongation of existing loans	1,300
Total	1,800	400
Due between 3 and 12 months | of which: Credit Suisse
Financial liabilities recognized on balance sheet
Total financial liabilities	42,800
Guarantees, commitments and forward starting transactions
Total	0
Due between 1 and 2 years
Financial liabilities recognized on balance sheet
Amounts due to banks	300	300
Payables from securities financing transactions	2,000	300
Customer deposits	17,600	8,000
Debt issued measured at amortized cost	37,400	14,400
Other financial liabilities measured at amortized cost	1,200	500
of which: lease liabilities	900	500
Total financial liabilities measured at amortized cost	58,500	23,600
Debt issued designated at fair value	32,100	19,700
Other financial liabilities designated at fair value	2,300	400
Total financial liabilities measured at fair value through profit or loss	34,500	20,000
Total financial liabilities	93,000	43,600
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0	0
Irrevocable committed prolongation of existing loans	0
Total	0	0
Due between 1 and 2 years | of which: Credit Suisse
Financial liabilities recognized on balance sheet
Total financial liabilities	21,700
Guarantees, commitments and forward starting transactions
Total	0
Due between 2 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks	4,400	600
Payables from securities financing transactions	900
Customer deposits	9,900	2,400
Debt issued measured at amortized cost	87,800	37,900
Other financial liabilities measured at amortized cost	3,300	1,300
of which: lease liabilities	2,100	1,300
Total financial liabilities measured at amortized cost	106,300	42,300
Debt issued designated at fair value	17,400	7,100
Other financial liabilities designated at fair value	2,100	500
Total financial liabilities measured at fair value through profit or loss	19,500	7,600
Total financial liabilities	125,700	49,800
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0
Irrevocable committed prolongation of existing loans	0
Total	0
Due between 2 and 5 years | of which: Credit Suisse
Financial liabilities recognized on balance sheet
Total financial liabilities	30,800
Guarantees, commitments and forward starting transactions
Total	0
Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks	0	0
Payables from securities financing transactions	0
Customer deposits	300	300
Debt issued measured at amortized cost	75,600	28,000
Other financial liabilities measured at amortized cost	4,200	1,400
of which: lease liabilities	2,500	1,400
Total financial liabilities measured at amortized cost	80,000	29,700
Debt issued designated at fair value	38,700	18,800
Other financial liabilities designated at fair value	1,600	800
Total financial liabilities measured at fair value through profit or loss	40,300	19,600
Total financial liabilities	120,400	49,300
Due after 5 years | of which: Credit Suisse
Financial liabilities recognized on balance sheet
Total financial liabilities	29,000
Perpetual / Not applicable
Financial liabilities recognized on balance sheet
Debt issued measured at amortized cost	12,400	11,900
Total financial liabilities measured at amortized cost	12,400	11,900
Total financial liabilities	$ 12,400	$ 11,900